Convertible Notes (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	May 24, 2017	May 08, 2017	Nov. 10, 2016	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 25, 2020	Jun. 05, 2020	Jun. 05, 2017	May 25, 2017	May 07, 2017	Mar. 31, 2015
Line of Credit Facility [Line Items]
Debt instrument face value								$ 120,000	$ 150,000
Debt instrument interest rate									3.75%
Proceeds from note payable					$ 147,465	$ 922,845	$ 846,538
Gain (loss) on extinguishment of debt				76,316	$ (428,465)	(2,904,832)	659,999
Accrued interest				97,852		148,682	992,755
Convertible Note [Member]
Line of Credit Facility [Line Items]
Debt instrument face value											$ 57,000
Convertible debt agreement value	$ 72,500	$ 72,500									$ 72,500
Number of common shares issued for conversion	53	25
Debt conversion amount	$ 10,500	$ 5,000
Convertible Promissory Note [Member]
Line of Credit Facility [Line Items]
Debt instrument face value										$ 110,000
Convertible Promissory Note 1 [Member]
Line of Credit Facility [Line Items]
Convertible debt agreement value				9,442		9,487	9,487
Non-related Party [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate			8.00%
Debt conversion price per share			$ 480
Proceeds from convertible debt			$ 125,000
Convertible debt agreement value			$ 138,889
Debt original issue discount, percentage			8.00%
Debt mature term			9 months
Right to redeem value			$ 62,500
Notes			40,000
Proceeds from note payable			$ 1
Debt instrument, description			The convertible promissory note is exchanged or converted into a revolving credit facility with the lender, whereupon the two $10,000 convertible note balances shall be rolled into such credit facility.
Non-related Party [Member] | Secured Convertible Note [Member]
Line of Credit Facility [Line Items]
Proceeds from convertible debt			$ 10,000
Convertible debt agreement value			50,000
Non-related Party [Member] | Another Secured Convertible Note [Member]
Line of Credit Facility [Line Items]
Proceeds from convertible debt			10,000
Convertible debt agreement value			$ 75,000
Non-related Party [Member] | Secured Convertible Note One [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate												18.00%
Non-related Party [Member] | Secured Convertible Note One [Member] | Per Month [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate												1.50%
Director [Member]
Line of Credit Facility [Line Items]
Debt instrument face value				310,000		310,000	310,000						$ 310,000
Debt instrument interest rate													5.00%
Debt conversion price per share													$ 1.25
Third Party Notes [Member]
Line of Credit Facility [Line Items]
Debt instrument face value						20,000	32,000
Convertible debt agreement value						$ 193,841	$ 213,889
Number of common shares issued for conversion				200,000		53,764	72,038
Debt conversion amount						$ 53,226	$ 59,097
Gain (loss) on extinguishment of debt						(33,226)	$ (27,097)
Repayments of debt				$ 193,889
Outstanding convertible debt and accrued interest				250,000
Accrued interest				$ 56,111
Third Party Notes [Member] | Convertible Note [Member]
Line of Credit Facility [Line Items]
Convertible debt agreement value						$ 250,000
Number of common shares issued for conversion						200,000
Debt conversion amount						$ 268,000
Gain (loss) on extinguishment of debt						196,757
Outstanding convertible debt and accrued interest						$ 321,243